Average Annual Total Returns - StrategicAdvisersMunicipalBondFund-PRO - StrategicAdvisersMunicipalBondFund-PRO - Strategic Advisers Municipal Bond Fund	Jul. 30, 2024
Strategic Advisers Municipal Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.13%
Since Inception	(1.52%)	[1]
Strategic Advisers Municipal Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.13%
Since Inception	(1.52%)	[1]
Strategic Advisers Municipal Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.71%
Since Inception	(0.51%)	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Since Inception	(0.91%)

[1]	A From June 17, 2021 .